Fair Values Assigned to Assets and Liabilities of Sony Ericsson and Ip Cross-Licensing (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Feb. 15, 2012 Sony Ericsson
Business Acquisition [Line Items]
Cash and cash equivalents				¥ 35,331
Notes and accounts receivable, trade				54,522
Inventories				54,095
Prepaid expenses and other current assets				28,618
Property, plant and equipment				18,075
Intangibles				123,097
Goodwill	691,803	643,243	576,758	128,522
Other noncurrent assets				22,463
Total Assets				464,723
Notes and accounts payable, trade				66,522
Accounts payable, other and accrued expenses				61,467
Other current liabilities				136,938
Other noncurrent liabilities				7,126
Total liabilities				272,053
Noncontrolling interest				14,047
Total				¥ 178,623